Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

5.    Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable from real estate developers	2,329,431	2,455,936
Accounts receivable from individual customers	2,805	6,313
	2,332,236	2,462,249
Less: allowance for doubtful accounts	(142,256)	(210,146)
Accounts receivable, net	2,189,980	2,252,103

As of December 31, 2019 and 2020, the Group pledged accounts receivable from real estate developers of RMB263,550 and RMB410,402 as security for the bank loans of RMB185,000 and RMB189,500, respectively (see note 12). As of December 31, 2020, the Group pledged accounts receivable from real estate developers of RMB 173,090 (2019: Nil) as security for loans obtained from a bank by Registered Agents.

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2018, 2019 and 2020.

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year:	46,900	86,417	142,256
Provision for the year	39,517	55,839	67,967
Write-off	—	—	(77)
Balance at the end of the year	86,417	142,256	210,146